LEASES - Amounts Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 3,578	$ 1,667
Additions to right-of-use assets	2,800
Additions to lease liabilities	2,800
Depreciation charge of right-of-use assets	894
Interest expense (included in financial expenses)	390
Cash outflow for leases	1,000
Lease liabilities:
Current	834	896
Non-current	2,981	771
Lease liabilities	3,815	1,667
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,199	1,040
Depreciation charge of right-of-use assets	524
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	379	$ 627
Depreciation charge of right-of-use assets	$ 370